Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Transactions with related parties

	December 31, 2025		December 31, 2024
Other receivables - Xlife	₣	45,789	₣	-
Other receivables - related party (Veraxa Biotech Holding AG)	₣	8,856	₣	-
Notes payable - Xlife	₣	1,000,000	₣	-
Prepaid benefit receipt	₣	-	₣	4,369